Financial Instruments and risk management - Non-derivative Financial Liabilities Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and risk management
Loan note payable, carrying amount	$ 11,741	$ 9,168
Lease liabilities, carrying amount	1,179	294	$ 208
Lease liabilities, contractual cashflows	1,382	355
Loans and borrowings, carrying amount	7,780	2,674
Overdrafts, carrying amount	11,898	12,928
Less than one year
Financial Instruments and risk management
Lease liabilities, contractual cashflows	349	121
One to two years
Financial Instruments and risk management
Lease liabilities, contractual cashflows	315	82
Liquidity risk
Financial Instruments and risk management
Trade and other payables, carrying amount	19,343	13,714
Trade and other payables, contractual cashflows	19,343	13,714
Loan note payable, carrying amount	11,741	9,168
Loan note payable, contractual cashflows	12,711	10,473
Lease liabilities, carrying amount	1,179	294
Lease liabilities, contractual cashflows	1,382	355
Loans and borrowings, carrying amount	7,780	2,674
Loans and borrowings, contractual cashflows	12,472	3,118
Overdrafts, carrying amount	11,898	12,928
Overdrafts, contractual cashflows	11,898	12,928
Non-derivative financial liabilities, carrying amount	51,941	38,778
Non-derivative financial liabilities, contractual cashflows	57,806	40,588
Liquidity risk | Less than one year
Financial Instruments and risk management
Trade and other payables, contractual cashflows	19,343	13,714
Loan note payable, contractual cashflows	7,760	855
Lease liabilities, contractual cashflows	349	121
Loans and borrowings, contractual cashflows	11,146	1,464
Overdrafts, contractual cashflows	11,898	12,928
Non-derivative financial liabilities, contractual cashflows	50,496	29,082
Liquidity risk | One to two years
Financial Instruments and risk management
Loan note payable, contractual cashflows	4,951	7,522
Lease liabilities, contractual cashflows	315	82
Loans and borrowings, contractual cashflows	914	1,323
Non-derivative financial liabilities, contractual cashflows	6,180	8,927
Liquidity risk | Three to four years
Financial Instruments and risk management
Loan note payable, contractual cashflows		2,096
Lease liabilities, contractual cashflows	718	152
Loans and borrowings, contractual cashflows	412	331
Non-derivative financial liabilities, contractual cashflows	$ 1,130	$ 2,579